Property and Equipment and Leased Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Property and equipment, Gross balance	$ 564,743	$ 557,305
Property and equipment, Accumulated Depreciation	(344,481)	(341,433)
Property and equipment, Net balance	$ 220,262	$ 215,872
Land and buildings [member]
Property and Equipment
Property and equipment, Useful Life	26 years	26 years
Property and equipment, Average remaining depreciation	21 years	21 years
Property and equipment, Gross balance	$ 301,619	$ 320,585
Property and equipment, Accumulated Depreciation	(136,394)	(150,099)
Property and equipment, Net balance	$ 165,225	$ 170,486
Equipment
Property and Equipment
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	4 years	3 years
Property and equipment, Gross balance	$ 207,605	$ 183,220
Property and equipment, Accumulated Depreciation	(162,560)	(148,455)
Property and equipment, Net balance	$ 45,045	$ 34,765
Other
Property and Equipment
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 55,519	$ 53,500
Property and equipment, Accumulated Depreciation	(45,527)	(42,879)
Property and equipment, Net balance	$ 9,992	$ 10,621